Stradley, Ronon, Stevens & Young, LLP

1250 Connecticut Avenue NW

Washington, DC 20036

(202) 822-9611

April 12, 2010

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Laura Hatch

RE:	MTB Group of Funds (the “Registrant”)
File Nos. 811-5514; 033-20673

Dear Sir or Madam:

On behalf of the Registrant, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 82 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment to reflect that, after the merger of three MTB Funds into the MTB Strategic Allocation Fund (the “Fund”), performance and financial information for the periods prior to June 11, 2011 will be that of the MTB Managed Allocation Fund – Moderate Growth (one of the merging funds). Accordingly, this filing sets forth the relevant financial and performance information to reflect that the MTB Managed Allocation Fund — Moderate Growth will be the accounting survivor of the merger.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and certain other information contained in the prospectuses and the statement of additional information.

If you have any questions or comments regarding this filing, please call me at (202) 419-8412.

Very truly yours,

/s/ Alison M. Fuller

Alison M. Fuller

cc: Jeffrey M. Seling